Deferred Tax Assets and Liabilities - Analysis of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 43,216	¥ 38,998
Deferred tax liabilities	(2,369)	(1,668)
After 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	5,870	3,647
Deferred tax liabilities	(2,016)	(1,420)
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	37,346	35,351
Deferred tax liabilities	¥ (353)	¥ (248)